INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Deferred income tax balances

US$ MILLIONS	2018	2017	2016
Deferred income tax arising on income and expenses recognized in other comprehensive income:
Revaluation of property, plant and equipment	$(95)	$(204)	$(90)
Cash flow hedges	3	8	8
Other	(5)	(4)	7
Total income tax expense recognized directly in other comprehensive income	$(97)	$(200)	$(75)
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2018	Net Income	Other Comprehensive Income	Other(1)	Acquisitions (Dispositions)	Dec. 31, 2018
Deferred income tax assets related to non-capital losses and capital losses	$361	$(13)	$—	$8	$38	$394
Deferred income tax liabilities related to differences in tax and book basis, net	(3,144)	(33)	(97)	266	(732)	(3,740)
Net deferred income tax liabilities	$(2,783)	$(46)	$(97)	$274	$(694)	$(3,346)

		Recognized in
US$ MILLIONS	Jan. 1, 2017	Net Income	Other Comprehensive Income	Other(1)	Acquisitions (Dispositions)	Dec. 31, 2017
Deferred income tax assets related to non-capital losses and capital losses	$357	$(19)	$—	$23	$—	$361
Deferred income tax liabilities related to differences in tax and book basis, net	(1,895)	(48)	(200)	(71)	(930)	(3,144)
Net deferred income tax liabilities	$(1,538)	$(67)	$(200)	$(48)	$(930)	$(2,783)

(1)	Other items relates to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2018	2017
Deferred income tax assets
Tax losses carried forward	$394	$361
	$394	$361
Deferred income tax liabilities
Property, plant and equipment and investment properties	$(1,702)	$(1,374)
Intangible assets	(2,115)	(1,761)
Financial instruments and other	77	(9)
	$(3,740)	$(3,144)
Net deferred income tax liabilities	$(3,346)	$(2,783)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$75	$66
Deferred income tax liabilities	(3,421)	(2,849)
Net deferred income tax liabilities	$(3,346)	$(2,783)

Components of income tax expense (recovery)
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2018	2017	2016
Tax expense comprises:
Current income tax expense	$318	$106	$33
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	53	92	(62)
Changes in tax rates or the imposition of new taxes	(11)	(41)	1
Previously unrecognized deferred taxes	4	16	43
Total income tax expense	$364	$173	$15
Net income before income tax expense reconciles to income tax expense as follows:
Net income before income tax	$1,170	$747	$543
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	278	304	77
Change in substantively enacted tax rates	(11)	(41)	1
Earnings from investments in associates and joint ventures	(3)	(12)	(34)
Portion of gains subject to different tax rates	141	2	(54)
Taxable income attributable to non-controlling interests	(35)	(65)	(7)
International operations subject to different tax rates	(17)	(39)	(6)
Deferred tax assets not recognized	4	15	41
Permanent differences and other	7	9	(3)
Income tax expense recognized in profit or loss	$364	$173	$15